UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile I Portfolios (Initial Class)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolios. Such offering is made only by the prospectus of the Portfolios, which includes details as to offering price and other information.

Maxim Conservative Profile I Portfolio

Management Discussion

The Maxim Conservative Profile I Portfolio (Initial Class shares) returned 1.06% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 2.22% (composite benchmark return was 3.28%). The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Exposure to the Maxim MFS International Value Portfolio helped as it significantly outperformed its benchmark. Underlying U.S. large-capitalization growth funds detracted from relative performance as active management proved difficult within the asset class. On the fixed income side, exposure to the riskier high yield and international fixed income asset classes were a drag on performance. Exposure to the Maxim Templeton Global Bond Portfolio also detracted from performance as it lagged its benchmark and peer group.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2002	9,931.00	10,189.85	7,914.00	11,026.00
2003	11,056.18	11,359.14	10,417.99	11,478.07
2004	11,821.27	12,055.51	11,718.15	11,976.10
2005	12,317.76	12,494.33	12,465.77	12,267.00
2006	13,276.09	13,469.01	14,431.63	12,798.16
2007	14,014.24	14,784.80	15,242.68	13,690.19
2008	12,084.48	14,126.76	9,567.83	14,407.56
2009	14,548.50	16,176.97	12,275.53	15,261.93
2010	15,818.58	17,531.66	14,382.01	16,260.06
2011	15,986.26	18,074.71	14,522.95	17,534.84

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the

MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years
Initial Class	1.06%	3.79%	4.81%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	41.05%
Fixed Interest Contract	22.47%
International Equity	7.03%
Large-Cap Equity	15.99%
Mid-Cap Equity	6.96%
Short-Term Bond	6.50%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period* (07/01/11 - 12/31/11)

Actual	$ 1,000.00	$ 980.00	$ 4.85

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.31	$ 4.95

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.73%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Conservative Profile I Portfolio

Management Discussion

The Maxim Moderately Conservative Profile I Portfolio (Initial Class shares) returned -0.07% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 2.25% (composite benchmark return was 2.18%). The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Exposure to the Maxim MFS International Value Portfolio helped as it significantly outperformed its benchmark. Underlying U.S. large-capitalization growth funds detracted from relative performance as active management proved difficult within the asset class. On the fixed income side, exposure to the riskier high yield and international fixed income asset classes were a drag on performance.

Exposure to the Maxim Templeton Global Bond Portfolio also detracted from performance as it lagged its benchmark and peer group.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2002	9,469.00	9,653.95	7,914.00	11,026.00
2003	11,030.44	11,363.40	10,417.99	11,478.07
2004	12,095.98	12,369.72	11,718.15	11,976.10
2005	12,814.48	13,021.77	12,465.77	12,267.00
2006	14,083.11	14,479.04	14,431.63	12,798.16
2007	14,985.84	15,444.06	15,242.68	13,690.19
2008	12,271.90	12,701.60	9,567.83	14,407.56
2009	14,982.77	14,957.34	12,275.53	15,261.93
2010	16,487.04	16,416.89	14,382.01	16,260.06
2011	16,475.50	16,740.30	14,522.95	17,534.84

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years
Initial Class	-0.07%	3.19%	5.12%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	32.94%
Fixed Interest Contract	21.93%
International Equity	11.06%
Large-Cap Equity	23.09%
Mid-Cap Equity	7.99%
Small-Cap Equity	2.99%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period* (07/01/11 - 12/31/11)

Actual	$ 1,000.00	$ 966.00	$ 5.11

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.01	$ 5.25

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.79%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderate Profile I Portfolio

Management Discussion

The Maxim Moderate Profile I Portfolio (Initial Class shares) returned -1.26% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 2.09% (composite benchmark return was 0.83%). The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Exposure to the Maxim MFS International Value Portfolio helped as it significantly outperformed its benchmark. Underlying U.S. large-capitalization growth funds detracted from relative performance as active management proved difficult within the asset class. The Portfolio’s higher allocation to mid-capitalization and small-capitalization equities relative to the broad stock market also detracted from performance as these asset classes lagged during the trailing year. On the fixed income side, exposure to the Maxim Templeton Global Bond Portfolio was a leading detracted from performance as it lagged its benchmark and peer group.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2002	9,148.00	9,182.95	7,914.00	11,026.00
2003	10,994.98	11,180.43	10,417.99	11,478.07
2004	12,241.81	12,299.56	11,718.15	11,976.10
2005	13,011.82	13,012.04	12,465.77	12,267.00
2006	14,570.64	14,681.36	14,431.63	12,798.16
2007	15,609.52	15,685.71	15,242.68	13,690.19
2008	11,974.07	11,989.14	9,567.83	14,407.56
2009	14,899.33	14,473.65	12,275.53	15,261.93
2010	16,618.71	16,069.22	14,382.01	16,260.06
2011	16,409.32	16,173.74	14,522.95	17,534.84

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years
Initial Class	-1.26%	2.41%	5.08%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	23.93%
Fixed Interest Contract	15.92%
International Equity	16.10%
Large-Cap Equity	28.09%
Mid-Cap Equity	10.00%
Small-Cap Equity	5.96%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period* (07/01/11 - 12/31/11)

Actual	$ 1,000.00	$ 949.70	$ 5.56

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.51	$ 5.76

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.88%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Aggressive Profile I Portfolio

Management Discussion

The Maxim Moderately Aggressive Profile I Portfolio (Initial Class shares) returned -2.17% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 2.08% (composite benchmark return was -0.09%). The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Exposure to the Maxim MFS International Value Portfolio helped as it significantly outperformed its benchmark. Underlying U.S. large-capitalization growth funds detracted from relative performance as active management proved difficult within the asset class. The Portfolio’s higher allocation to mid-capitalization and small-capitalization equities relative to the broad stock market also detracted from performance as these asset classes lagged during the trailing year. On the fixed income side, exposure to the Maxim Templeton Global Bond Portfolio was a leading detracted from performance as it lagged its benchmark and peer group.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2002	8,797.00	8,822.00	7,914.00	11,026.00
2003	10,903.00	11,159.17	10,417.99	11,478.07
2004	12,361.82	12,553.98	11,718.15	11,976.10
2005	13,307.50	13,470.55	12,465.77	12,267.00
2006	15,142.61	15,583.07	14,431.63	12,798.16
2007	16,240.45	16,654.91	15,242.68	13,690.19
2008	11,329.34	11,793.17	9,567.83	14,407.56
2009	14,567.26	14,576.30	12,275.53	15,261.93
2010	16,484.31	16,367.66	14,382.01	16,260.06
2011	16,128.25	16,333.50	14,522.95	17,534.84

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years
Initial Class	-2.17%	1.27%	4.90%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	17.95%
Fixed Interest Contract	8.95%
International Equity	19.12%
Large-Cap Equity	30.06%
Mid-Cap Equity	15.98%
Small-Cap Equity	7.94%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period* (07/01/11 - 12/31/11)

Actual	$ 1,000.00	$ 936.50	$ 6.00

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.01	$ 6.26

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.98%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Aggressive Profile I Portfolio

Management Discussion

The Maxim Aggressive Profile I Portfolio (Initial Class shares) returned -4.41% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 1.72% (composite benchmark return was -2.69%). The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Exposure to the Maxim MFS International Value Portfolio helped as it significantly outperformed its benchmark. Underlying U.S. large-capitalization growth funds detracted from relative performance as active management proved difficult within the asset class. The Portfolio’s higher allocation to mid-capitalization and small-capitalization equities relative to the broad stock market also detracted from performance as these asset classes lagged during the trailing year.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index
	10,000.00	10,000.00	10,000.00
2002	8,238.00	8,070.00	7,914.00
2003	10,756.36	10,805.53	10,417.99
2004	12,573.11	12,420.46	11,718.15
2005	13,677.02	13,497.37	12,465.77
2006	15,802.43	16,074.97	14,431.63
2007	16,927.57	17,219.91	15,242.68
2008	10,149.77	10,557.96	9,567.83
2009	13,500.21	13,655.66	12,275.53
2010	15,599.49	15,652.02	14,382.01
2011	14,911.55	15,250.95	14,522.95

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; and for international stocks, the MSCI EAFE Index.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years

Initial Class	-4.41%	-1.15%	4.08%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	0.00%
International Equity	27.11%
Large-Cap Equity	37.02%
Mid-Cap Equity	22.95%
Small-Cap Equity	12.92%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period* (07/01/11 - 12/31/11)

Actual	$ 1,000.00	$ 908.30	$ 6.58

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.31	$ 6.96

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (1.12%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
313,069	Maxim Federated Bond Portfolio Initial Class(a)	$3,371,751
250,621	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	1,927,275
201,981	Maxim Short Duration Bond Portfolio Initial Class(a)	2,082,424
372,109	Maxim Templeton Global Bond Portfolio Initial Class(a)	3,363,870
361,597	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	4,491,031

TOTAL BOND MUTUAL FUNDS — 47.56% (Cost $15,252,407)		$15,236,351

EQUITY MUTUAL FUNDS
97,080	Maxim American Century Growth Portfolio Initial Class(a)	955,268
71,529	Maxim Invesco ADR Portfolio Initial Class(a)	751,048
132,117	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	977,668
78,248	Maxim MFS International Growth Portfolio Initial Class(a)	751,960
98,267	Maxim MFS International Value Portfolio Initial Class(a)	749,779
92,166	Maxim MidCap Value Portfolio Initial Class(a)	900,462
163,935	Maxim Putnam Equity Income Portfolio Initial Class(a)	1,593,451
112,114	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,595,379
26,508	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	430,490
76,449	Putnam Multi-Cap Value Fund A(a)	899,806

TOTAL EQUITY MUTUAL FUNDS — 29.98%
(Cost $9,749,945)		$9,605,311

Account Balance

FIXED INTEREST CONTRACT
7,200,794(b)	Great-West Life & Annuity Contract(a)(c)	7,200,794

TOTAL FIXED INTEREST CONTRACT — 22.48% (Cost $7,200,794)		$7,200,794

TOTAL INVESTMENTS — 100.02% (Cost $32,203,146)		$32,042,456

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(6,881)

TOTAL NET ASSETS — 100.00%		$32,035,575

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
407,308	Maxim Federated Bond Portfolio Initial Class(a)	$4,386,701
317,105	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	2,438,538
483,659	Maxim Templeton Global Bond Portfolio Initial Class(a)	4,372,281
392,228	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	4,871,478

TOTAL BOND MUTUAL FUNDS — 32.95% (Cost $16,214,808)		$16,068,998

EQUITY MUTUAL FUNDS
247,508	Maxim American Century Growth Portfolio Initial Class(a)	2,435,482
170,942	Maxim Invesco ADR Portfolio Initial Class(a)	1,794,892
335,423	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	2,482,130
36,429	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	728,204
187,402	Maxim MFS International Growth Portfolio Initial Class(a)	1,800,934
235,475	Maxim MFS International Value Portfolio Initial Class(a)	1,796,670
158,228	Maxim MidCap Value Portfolio Initial Class(a)	1,545,891
326,681	Maxim Putnam Equity Income Portfolio Initial Class(a)	3,175,341
75,449	Maxim Small-Cap Value Portfolio Initial Class(a)	728,084
222,789	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	3,170,287
50,029	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	812,466
130,773	Putnam Multi-Cap Value Fund A(a)	1,539,202

TOTAL EQUITY MUTUAL FUNDS — 45.13% (Cost $22,187,936)		$22,009,583

Account Balance

FIXED INTEREST CONTRACT
10,697,085(b)	Great-West Life & Annuity Contract(a)(c)	10,697,085

TOTAL FIXED INTEREST CONTRACT — 21.94% (Cost $10,697,085)		$10,697,085

TOTAL INVESTMENTS — 100.02% (Cost $49,099,829)		$48,775,666

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(10,184)

TOTAL NET ASSETS — 100.00%		$48,765,482

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
1,156,579	Maxim Federated Bond Portfolio Initial Class(a)	$12,456,352
696,897	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	5,359,138
1,372,633	Maxim Templeton Global Bond Portfolio Initial Class(a)	12,408,607
1,002,339	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	12,449,050

TOTAL BOND MUTUAL FUNDS — 23.94% (Cost $42,273,323)		$42,673,147

EQUITY MUTUAL FUNDS
1,085,822	Maxim American Century Growth Portfolio Initial Class(a)	10,684,489
908,086	Maxim Invesco ADR Portfolio Initial Class(a)	9,534,905
1,447,141	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	10,708,842
133,415	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	2,666,965
996,904	Maxim MFS International Growth Portfolio Initial Class(a)	9,580,247
1,255,917	Maxim MFS International Value Portfolio Initial Class(a)	9,582,646
595,828	Maxim MidCap Value Portfolio Initial Class(a)	5,821,244
1,476,875	Maxim Putnam Equity Income Portfolio Initial Class(a)	14,355,224
286,177	Maxim Small-Cap Growth Portfolio Initial Class(a)	5,300,000
275,592	Maxim Small-Cap Value Portfolio Initial Class(a)	2,659,459
1,006,883	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	14,327,946
383,960	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	6,235,511
491,280	Putnam Multi-Cap Value Fund A(a)	5,782,370

TOTAL EQUITY MUTUAL FUNDS — 60.16% (Cost $100,745,691)		$107,239,848

Account Balance

FIXED INTEREST CONTRACT
28,387,214(b)	Great-West Life & Annuity Contract(a)(c)	28,387,214

TOTAL FIXED INTEREST CONTRACT — 15.92% (Cost $28,387,214)		$28,387,214

TOTAL INVESTMENTS — 100.02% (Cost $171,406,228)		$178,300,209

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(37,696)

TOTAL NET ASSETS — 100.00%		$178,262,513

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

BOND MUTUAL FUNDS
615,538	Maxim Federated Bond Portfolio Initial Class(a)	$6,629,346
518,395	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	3,986,457
729,719	Maxim Templeton Global Bond Portfolio Initial Class(a)	6,596,656
533,389	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	6,624,695

TOTAL BOND MUTUAL FUNDS — 17.95%
(Cost $23,737,969)		$23,837,154

EQUITY MUTUAL FUNDS
876,812	Maxim American Century Growth Portfolio Initial Class(a)	8,627,831
803,985	Maxim Invesco ADR Portfolio Initial Class(a)	8,441,842
1,174,315	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	8,689,928
165,237	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	3,303,080
882,466	Maxim MFS International Growth Portfolio Initial Class(a)	8,480,499
1,111,597	Maxim MFS International Value Portfolio Initial Class(a)	8,481,489
860,802	Maxim MidCap Value Portfolio Initial Class(a)	8,410,039
1,163,668	Maxim Putnam Equity Income Portfolio Initial Class(a)	11,310,856
213,301	Maxim Small-Cap Growth Portfolio Initial Class(a)	3,950,330
341,895	Maxim Small-Cap Value Portfolio Initial Class(a)	3,299,282
794,394	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	11,304,225
273,347	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	4,439,151
711,328	Putnam Multi-Cap Value Fund A(a)	8,372,336

TOTAL EQUITY MUTUAL FUNDS — 73.12%
(Cost $88,504,561)		$97,110,888

Account Balance

FIXED INTEREST CONTRACT
11,892,473(b)	Great-West Life & Annuity Contract(a)(c)	11,892,473

TOTAL FIXED INTEREST CONTRACT — 8.95%
(Cost $11,892,473)		$11,892,473

TOTAL INVESTMENTS — 100.02%
(Cost $124,135,003)		$132,840,515

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(28,104)

TOTAL NET ASSETS — 100.00%		$132,812,411

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

EQUITY MUTUAL FUNDS
559,727	Maxim American Century Growth Portfolio Initial Class(a)	$5,507,713
557,338	Maxim Invesco ADR Portfolio Initial Class(a)	5,852,054
749,706	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	5,547,827
129,386	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	2,586,426
610,933	Maxim MFS International Growth Portfolio Initial Class(a)	5,871,066
771,324	Maxim MFS International Value Portfolio Initial Class(a)	5,885,200
608,551	Maxim MidCap Value Portfolio Initial Class(a)	5,945,546
668,440	Maxim Putnam Equity Income Portfolio Initial Class(a)	6,497,237
174,074	Maxim Small-Cap Growth Portfolio Initial Class(a)	3,223,847
267,975	Maxim Small-Cap Value Portfolio Initial Class(a)	2,585,955
456,276	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	6,492,814
186,531	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	3,029,264
504,145	Putnam Multi-Cap Value Fund A(a)	5,933,787

TOTAL EQUITY MUTUAL FUNDS — 100.02% (Cost $60,396,557)		$64,958,736

TOTAL INVESTMENTS — 100.02% (Cost $60,396,557)		$64,958,736

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(13,668)

TOTAL NET ASSETS — 100.00%		$64,945,068

(a)	Issuer is considered an affiliate of the Portfolio.

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

	Maxim Conservative Profile I Portfolio	Maxim Moderately Conservative Profile I Portfolio	Maxim Moderate Profile I Portfolio

ASSETS:
Investments at market value, affiliated(a)	$32,042,456	$48,775,666	$178,300,209
Dividends receivable	–	192	703
Subscriptions receivable	43,130	72,528	158,840

Total Assets	32,085,586	48,848,386	178,459,752

LIABILITIES:
Payable to investment adviser	6,781	10,184	37,696
Redemptions payable	30,591	17,579	25,530
Payable for investments purchased	12,639	55,141	134,013

Total Liabilities	50,011	82,904	197,239

NET ASSETS	$32,035,575	$48,765,482	$178,262,513

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$402,812	$612,088	$2,155,093
Paid-in capital in excess of par	38,887,593	61,705,683	232,896,116
Net unrealized appreciation (depreciation) on investments	(160,690)	(324,163)	6,893,981
Undistributed net investment income	310,372	568,964	1,704,087
Accumulated net realized loss on investments	(7,404,512)	(13,797,090)	(65,386,764)

TOTAL NET ASSETS	$32,035,575	$48,765,482	$178,262,513

CAPITAL STOCK:
Authorized	100,000,000	100,000,000	100,000,000
Issued and Outstanding	4,028,124	6,120,884	21,550,933

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$7.95	$7.97	$8.27

(a) Cost of investments, affiliated	$32,203,146	$49,099,829	$171,406,228

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

	Maxim Moderately Aggressive Profile I Portfolio	Maxim Aggressive Profile I Portfolio

ASSETS:
Investments at market value, affiliated(a)	$132,840,515	$64,958,736
Dividends receivable	870	681
Subscriptions receivable	186,292	93,051

Total Assets	133,027,677	65,052,468

LIABILITIES:
Payable to investment adviser	28,104	13,668
Redemptions payable	99,360	30,871
Payable for investments purchased	87,802	62,861

Total Liabilities	215,266	107,400

NET ASSETS	$132,812,411	$64,945,068

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,633,027	$798,268
Paid-in capital in excess of par	196,241,057	98,008,094
Net unrealized appreciation on investments	8,705,512	4,562,179
Undistributed net investment income	403,447	–
Accumulated net realized loss on investments	(74,170,632)	(38,423,473)

TOTAL NET ASSETS	$132,812,411	$64,945,068

CAPITAL STOCK:
Authorized	100,000,000	100,000,000
Issued and Outstanding	16,330,268	7,982,676

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.13	$8.14

(a) Cost of investments, affiliated	$124,135,003	$60,396,557

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

	Maxim Conservative Profile I Portfolio	Maxim Moderately Conservative Profile I Portfolio	Maxim Moderate Profile I Portfolio

INVESTMENT INCOME:
Interest, affiliated	$155,089	$228,547	$655,668
Dividends, affiliated	726,933	931,840	3,111,570

Total Income	882,022	1,160,387	3,767,238

EXPENSES:
Management fees	76,886	115,727	456,100

Total Expenses	76,886	115,727	456,100

NET INVESTMENT INCOME	805,136	1,044,660	3,311,138

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,192,106	2,153,570	11,185,805
Capital gain distributions received, affiliated	380,447	937,958	4,306,843
Change in net unrealized depreciation on investments	(2,080,153)	(4,196,745)	(20,982,500)

Net Realized and Unrealized Loss on Investments	(507,600)	(1,105,217)	(5,489,852)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$297,536	$(60,557)	$(2,178,714)

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

	Maxim Moderately Aggressive Profile I Portfolio	Maxim Aggressive Profile I Portfolio

INVESTMENT INCOME:
Interest, affiliated	$281,099	$–
Dividends, affiliated	2,175,223	708,526

Total Income	2,456,322	708,526

EXPENSES:
Management fees	347,428	171,613

Total Expenses	347,428	171,613

NET INVESTMENT INCOME	2,108,894	536,913

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	9,146,233	3,090,165
Capital gain distributions received, affiliated	3,488,598	2,230,187
Change in net unrealized depreciation on investments	(17,769,670)	(9,066,959)

Net Realized and Unrealized Loss on Investments	(5,134,839)	(3,746,607)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,025,945)	$(3,209,694)

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Conservative Profile I Portfolio

OPERATIONS:
Net investment income	$805,136	$572,784
Net realized gain on investments, affiliated	1,192,106	4,177,858
Capital gain distributions received, affiliated	380,447	105,508
Change in net unrealized depreciation on investments	(2,080,153)	(2,541,341)

Net Increase in Net Assets Resulting from Operations	297,536	2,314,809

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	(59,119)	–
From net investment income	(726,873)	(572,784)
From net realized gains	(1,187,168)	(4,539,659)

Total Distributions	(1,973,160)	(5,112,443)

CAPITAL SHARE TRANSACTIONS:
Shares sold	11,335,791	8,486,260
Shares issued in reinvestment of distributions	1,973,160	5,112,443
Shares redeemed	(7,695,351)	(35,670,695)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,613,600	(22,071,992)

Total Increase (Decrease) in Net Assets	3,937,976	(24,869,626)

NET ASSETS:
Beginning of year	28,097,599	52,967,225

End of year (a)	$32,035,575	$28,097,599

CAPITAL SHARE TRANSACTIONS – SHARES:
Shares sold	1,349,204	891,430
Shares issued in reinvestment of distributions	245,213	599,699
Shares redeemed	(917,871)	(3,782,333)

Net Increase (Decrease)	676,546	(2,291,204)

(a) Including undistributed net investment income:	$310,372	$0

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Moderately Conservative Profile I Portfolio

OPERATIONS:
Net investment income	$1,044,660	$661,721
Net realized gain on investments, affiliated	2,153,570	1,897,390
Capital gain distributions received, affiliated	937,958	190,801
Change in net unrealized appreciation (depreciation) on investments	(4,196,745)	608,436

Net Increase (Decrease) in Net Assets Resulting from Operations	(60,557)	3,358,348

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(816,203)	(661,440)
From net realized gains	(2,800,579)	(5,733,202)

Total Distributions	(3,616,782)	(6,394,642)

CAPITAL SHARE TRANSACTIONS:
Shares sold	16,359,524	12,472,303
Shares issued in reinvestment of distributions	3,616,782	6,394,642
Shares redeemed	(11,825,461)	(42,431,772)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	8,150,845	(23,564,827)

Total Increase (Decrease) in Net Assets	4,473,506	(26,601,121)

NET ASSETS:
Beginning of year	44,291,976	70,893,097

End of year (a)	$48,765,482	$44,291,976

CAPITAL SHARE TRANSACTIONS – SHARES:
Shares sold	1,909,030	1,333,362
Shares issued in reinvestment of distributions	448,971	737,368
Shares redeemed	(1,374,004)	(4,685,167)

Net Increase (Decrease)	983,997	(2,614,437)

(a) Including undistributed net investment income:	$568,964	$281

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Moderate Profile I Portfolio

OPERATIONS:
Net investment income	$3,311,138	$2,206,309
Net realized gain (loss) from investments, affiliated	11,185,805	(16,305,352)
Capital gain distributions received, affiliated	4,306,843	952,566
Change in net unrealized appreciation (depreciation) on investments	(20,982,500)	28,665,335

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,178,714)	15,518,858

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,664,610)	(2,205,160)
From net realized gains	(14,012,288)	(15,543,827)

Total Distributions	(16,676,898)	(17,748,987)

CAPITAL SHARE TRANSACTIONS:
Shares sold	29,127,533	33,561,880
Shares issued in reinvestment of distributions	16,676,898	17,748,987
Shares redeemed	(30,698,272)	(161,978,658)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	15,106,159	(110,667,791)

Total Decrease in Net Assets	(3,749,453)	(112,897,920)

NET ASSETS:
Beginning of year	182,011,966	294,909,886

End of year (a)	$178,262,513	$182,011,966

CAPITAL SHARE TRANSACTIONS – SHARES:
Shares sold	3,157,600	3,564,723
Shares issued in reinvestment of distributions	1,993,224	1,927,333
Shares redeemed	(3,324,779)	(17,917,045)

Net Increase (Decrease)	1,826,045	(12,424,989)

(a) Including undistributed net investment income:	$1,704,087	$1,149

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Moderately Aggressive Profile I Portfolio

OPERATIONS:
Net investment income	$2,108,894	$1,532,518
Net realized gain (loss) from investments, affiliated	9,146,233	(32,865,946)
Capital gain distributions received, affiliated	3,488,598	718,311
Change in net unrealized appreciation (depreciation) on investments	(17,769,670)	41,876,923

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,025,945)	11,261,806

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	(17,168)	–
From net investment income	(1,978,027)	(1,531,060)
From net realized gains	(10,356,345)	(10,337,675)

Total Distributions	(12,351,540)	(11,868,735)

CAPITAL SHARE TRANSACTIONS:
Shares sold	25,465,950	30,229,238
Shares issued in reinvestment of distributions	12,351,540	11,868,735
Shares redeemed	(27,791,176)	(178,436,122)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	10,026,314	(136,338,149)

Total Decrease in Net Assets	(5,351,171)	(136,945,078)

NET ASSETS:
Beginning of year	138,163,582	275,108,660

End of year (a)	$132,812,411	$138,163,582

CAPITAL SHARE TRANSACTIONS – SHARES:
Shares sold	2,789,774	3,326,943
Shares issued in reinvestment of distributions	1,503,647	1,304,906
Shares redeemed	(3,062,388)	(20,605,413)

Net Increase (Decrease)	1,231,033	(15,973,564)

(a) Including undistributed net investment income:	$403,447	$1,458

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Aggressive Profile I Portfolio

OPERATIONS:
Net investment income	$536,913	$381,874
Net realized gain (loss) from investments, affiliated	3,090,165	(22,762,318)
Capital gain distributions received, affiliated	2,230,187	421,894
Change in net unrealized appreciation (depreciation) on investments	(9,066,959)	28,797,520

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,209,694)	6,838,970

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	(5,874)	–
From net investment income	(536,913)	(408,497)
From net realized gains	(4,234,539)	(1,460,262)

Total Distributions	(4,777,326)	(1,868,759)

CAPITAL SHARE TRANSACTIONS:
Shares sold	15,411,952	16,547,265
Shares issued in reinvestment of distributions	4,777,326	1,868,759
Shares redeemed	(15,771,242)	(70,432,573)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,418,036	(52,016,549)

Total Decrease in Net Assets	(3,568,984)	(47,046,338)

NET ASSETS:
Beginning of year	68,514,052	115,560,390

End of year	$64,945,068	$68,514,052

CAPITAL SHARE TRANSACTIONS – SHARES:
Shares sold	1,686,511	1,966,939
Shares issued in reinvestment of distributions	586,151	206,409
Shares redeemed	(1,741,816)	8,850,643

Net Increase (Decrease)	530,846	(6,677,295)

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	0000000	0000000	0000000	0000000	0000000	0000000	0000000
	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim Conservative Profile I Portfolio – Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.38	$9.39	$8.18	$10.11	$10.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.20	0.25	0.37	0.31
Capital gain distributions received	0.09	0.03	0.02	0.15	0.22
Net realized and unrealized gain (loss)	(0.19)	0.57	1.37	(1.88)	0.01

Total Income (Loss) From Investment Operations	0.08	0.80	1.64	(1.36)	0.54

LESS DISTRIBUTIONS:
From return of capital	(0.01)	–	–	–	–
From net investment income	(0.17)	(0.20)	(0.26)	(0.36)	(0.31)
From net realized gains	(0.33)	(1.61)	(0.17)	(0.21)	(0.42)

Total Distributions	(0.51)	(1.81)	(0.43)	(0.57)	(0.73)

NET ASSET VALUE, END OF YEAR	$7.95	$8.38	$9.39	$8.18	$10.11

TOTAL RETURN(a)	1.06%	8.73%	20.39%	(13.77%)	5.56%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$32,036	$28,098	$52,967	$48,158	$49,412
Ratio of expenses to average net assets(b)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.62%	2.00%	2.67%	4.03%	3.10%
Portfolio turnover rate	29%	40%	33%	44%	21%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Does not include expenses of the underlying investments in which the Portfolio invests.

  See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	0000000	0000000	0000000	0000000	0000000	0000000	0000000
	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim Moderately Conservative Profile I Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.62	$9.15	$7.83	$10.25	$10.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.15	0.17	0.29	0.26
Capital gain distributions received	0.15	0.04	0.02	0.21	0.37
Net realized and unrealized gain (loss)	(0.34)	0.71	1.52	(2.30)	0.03

Total Income (Loss) From Investment Operations	(0.01)	0.90	1.71	(1.80)	0.66

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.15)	(0.18)	(0.28)	(0.26)
From net realized gains	(0.49)	(1.28)	(0.21)	(0.34)	(0.62)

Total Distributions	(0.64)	(1.43)	(0.39)	(0.62)	(0.88)

NET ASSET VALUE, END OF YEAR	$7.97	$8.62	$9.15	$7.83	$10.25

TOTAL RETURN(a)	(0.07%)	10.04%	22.09%	(18.11%)	6.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$48,765	$44,292	$70,893	$58,249	$68,748
Ratio of expenses to average net assets(b)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.26%	1.51%	1.96%	3.07%	2.57%
Portfolio turnover rate	35%	43%	31%	48%	20%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Does not include expenses of the underlying investments in which the Portfolio invests.

  See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	0000000	0000000	0000000	0000000	0000000	0000000	0000000
	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim Moderate Profile I Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.23	$9.17	$7.68	$10.88	$11.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.12	0.13	0.25	0.25
Capital gain distributions received	0.20	0.05	0.03	0.27	0.50
Net realized and unrealized gain (loss)	(0.48)	0.87	1.69	(2.96)	0.02

Total Income (Loss) From Investment Operations	(0.12)	1.04	1.85	(2.44)	0.77

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.12)	(0.14)	(0.25)	(0.24)
From net realized gains	(0.71)	(0.86)	(0.22)	(0.51)	(0.75)

Total Distributions	(0.84)	(0.98)	(0.36)	(0.76)	(0.99)

NET ASSET VALUE, END OF YEAR	$8.27	$9.23	$9.17	$7.68	$10.88

TOTAL RETURN(a)	(1.26%)	11.54%	24.43%	(23.29%)	7.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$178,263	$182,012	$294,910	$240,361	$308,070
Ratio of expenses to average net assets(b)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.82%	1.21%	1.54%	2.63%	2.27%
Portfolio turnover rate	32%	32%	26%	48%	14%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Does not include expenses of the underlying investments in which the Portfolio invests.

  See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	0000000		0000000	0000000	0000000	0000000	0000000	0000000
	Year Ended December 31,
	2011		2010	2009	2008	2007
Maxim Moderately Aggressive Profile I Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.15		$8.85	$7.14	$11.13	$11.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.11	0.12	0.23	0.25
Capital gain distributions received	0.21		0.05	0.02	0.28	0.58
Net realized and unrealized gain (loss)	(0.54)		0.99	1.88	(3.74)	(0.03)

Total Income (Loss) From Investment Operations	(0.20)		1.15	2.02	(3.23)	0.80

LESS DISTRIBUTIONS:
From return of capital	(0.00)	(a)	–	–	–	–
From net investment income	(0.12)		(0.11)	(0.13)	(0.23)	(0.24)
From net realized gains	(0.70)		(0.74)	(0.18)	(0.53)	(0.90)

Total Distributions	(0.82)		(0.85)	(0.31)	(0.76)	(1.14)

NET ASSET VALUE, END OF YEAR	$8.13		$9.15	$8.85	$7.14	$11.13

TOTAL RETURN(b)	(2.16%)		13.16%	28.58%	(30.24%)	7.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$132,812		$138,164	$275,109	$214,134	$297,817
Ratio of expenses to average net assets(c)	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.52%		1.08%	1.47%	2.48%	2.20%
Portfolio turnover rate	35%		27%	24%	52%	19%

(a)	The distribution from return of capital was less than $0.01 per share.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Does not include expenses of the underlying investments in which the Portfolio invests.

  See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	0000000		0000000	0000000	0000000	0000000	0000000	0000000
	Year Ended December 31,
	2011		2010	2009	2008	2007
Maxim Aggressive Profile I Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.19		$8.18	$6.29	$11.48	$11.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.06	0.06	0.07	0.13
Capital gain distributions received	0.28		0.06	0.02	0.31	0.83
Net realized and unrealized gain (loss)	(0.78)		1.15	1.98	(4.74)	(0.14)

Total Income (Loss) From Investment Operations	(0.41)		1.27	2.06	(4.36)	0.82

LESS DISTRIBUTIONS:
From return of capital	(0.00)	(a)	–	–	–	–
From net investment income	(0.09)		(0.06)	(0.06)	(0.07)	(0.13)
From net realized gains	(0.55)		(0.20)	(0.11)	(0.76)	(1.20)

Total Distributions	(0.64)		(0.26)	(0.17)	(0.83)	(1.33)

NET ASSET VALUE, END OF YEAR	$8.14		$9.19	$8.18	$6.29	$11.48

TOTAL RETURN(b)	(4.41%)		15.55%	33.01%	(40.04%)	7.12%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$64,945		$68,514	$115,560	$84,904	$134,715
Ratio of expenses to average net assets(c)	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.78%		0.57%	0.68%	0.79%	1.18%
Portfolio turnover rate	35%		29%	23%	54%	11%

(a)	The distribution from return of capital was less than $0.01 per share.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Portfolio invests.

  See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Notes to Financial Statements

As of December 31, 2011

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Conservative Profile I, Maxim Moderately Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Aggressive Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio and to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

The Board of Directors has approved a new share class for the Portfolios, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolios is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each Portfolio’s shares is determined by dividing the net assets attributable to each Portfolio by the number of issued and outstanding shares of each Portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these Portfolios, Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of December 31, 2011, the inputs used to value each Portfolio’s investments are detailed in the following tables. The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels during the year.

Maxim Conservative Profile I Portfolio
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$15,236,351	$—	$—	$15,236,351
Equity Mutual Funds	9,605,311	—	—	9,605,311
Fixed Interest Contract	—	—	7,200,794	7,200,794

Total	$24,841,662	$0	$7,200,794	$32,042,456

Total Investments	$24,841,662	$0	$7,200,794	$32,042,456

Maxim Moderately Conservative Profile I Portfolio	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$16,068,998	$—	$—	$16,068,998
Equity Mutual Funds	22,009,583	—	—	22,009,583
Fixed Interest Contract	—	—	10,697,085	10,697,085

Total	$38,078,581	$0	$10,697,085	$48,775,666

Total Investments	$38,078,581	$0	$10,697,085	$48,775,666

Maxim Moderate Profile I Portfolio	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$42,673,147	$—	$—	$42,673,147
Equity Mutual Funds	107,239,848	—	—	107,239,848
Fixed Interest Contract	—	—	28,387,214	28,387,214

Total	$149,912,995	$0	$28,387,214	$178,300,209

Total Investments	$149,912,995	$0	$28,387,214	$178,300,209

Maxim Moderately Aggressive Profile I Portfolio
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$23,837,154	$—	$—	$23,837,154
Equity Mutual Funds	97,110,888	—	—	97,110,888
Fixed Interest Contract	—	—	11,892,473	11,892,473

Total	$120,948,042	$0	$11,892,473	$132,840,515

Total Investments	$120,948,042	$0	$11,892,473	$132,840,515

Maxim Aggressive Profile I Portfolio
	Level 1	Level 2	Level 3	Total
Assets
Equity Mutual Funds	$64,958,736	$—	$—	$64,958,736

Total	$64,958,736	$0	$0	$64,958,736

Total Investments	$64,958,736	$0	$0	$64,958,736

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2011:

Description	Maxim Conservative Profile I Portfolio	Maxim Moderately Conservative Profile I Portfolio		Maxim Moderate Profile I Portfolio		Maxim Moderately Aggressive Profile I Portfolio
Beginning Balance, January 1, 2011	$6,286,677	$9,679,937	$	28,906,851	$	12,328,477
Total realized gains	-	-		-		-
Total unrealized losses	-	-		-		-
Total interest received	155,089	228,547		655,668		281,099
Purchases	1,783,347	3,246,615		4,586,040		2,496,974
Sales	(1,024,319)	(2,458,014)		(5,761,345)		(3,214,077)
Transfers into Level 3	-	-		-		-
Transfers out of Level 3	-	-		-		-

Ending Balance, December 31, 2011	$7,200,794	$10,697,085	$	28,387,214	$	11,892,473

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success of each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio's ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on distributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolios do not have a liability for any unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolios did not incur any interest or penalties.

Each Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolios U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolios State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. Each Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolios will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolios are evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity, the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, MCM and the Portfolios permitting the affiliated applicants to purchase the GWL&A Contract.

Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%.

The Fixed Interest Contracts may be terminated by GWL&A or the Portfolios with no more than 7 days prior written notice.

The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Portfolios to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with MCM & GWL&A. Below is a summary of the transactions for each underlying Investment during the year ended December 31, 2011, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Maxim Conservative Profile I Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends and Interest Received		Market Value 12/31/2011
Great-West Life & Annuity Contract	7,200,794	$	6,286,677	$	1,783,347	$	1,024,319	$	—	$	155,089	$	7,200,794
Maxim American Century Growth Portfolio Initial Class	97,080		—		1,156,291		189,954		(5,110)		2,458		955,268
Maxim Federated Bond Portfolio Initial Class	313,069		2,946,135		896,518		479,262		63,723		110,841		3,371,751
Maxim Invesco ADR Portfolio Initial Class	71,529		665,875		372,661		126,641		33,370		20,376		751,048
Maxim Janus Large Cap Growth Portfolio Initial Class	132,117		1,681,110		994,394		1,051,179		245,223		147		977,668
Maxim MFS International Growth Portfolio Initial Class	78,248		663,361		377,151		153,416		46,159		11,282		751,960
Maxim MFS International Value Portfolio Initial Class	98,267		661,727		258,207		98,802		48,909		12,535		749,779
Maxim MidCap Value Portfolio Initial Class	92,166		797,919		337,901		143,008		105,189		7,147		900,462
Maxim Putnam Equity Income Portfolio Initial Class	163,935		—		1,919,061		319,203		(13,302)		14,836		1,593,451
Maxim Putnam High Yield Bond Portfolio Initial Class	250,621		1,124,811		1,115,146		188,290		36,573		117,610		1,927,275
Maxim Short Duration Bond Portfolio Initial Class	201,981		1,817,079		561,829		274,927		22,797		54,716		2,082,424
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	112,114		1,415,540		587,117		247,728		131,574		29,385		1,595,379
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	26,508		374,690		217,778		102,402		16,610		5,652		430,490
Maxim Templeton Global Bond Portfolio Initial Class	372,109		2,957,973		1,106,300		415,200		43,498		179,277		3,363,870
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	361,597		3,923,289		1,248,832		746,161		14,420		146,131		4,491,031
Putnam Equity Income Fund	—		1,410,940		212,963		1,402,433		269,339		5,468		—
Putnam High Yield Advantage Fund A	—		570,671		22,084		561,524		39,312		5,076		—
Putnam Multi-Cap Value Fund A	76,449		800,376		359,221		133,007		93,822		3,996		899,806

								$	1,192,106	$	882,022	$	32,042,456

Maxim Moderately Conservative Profile I Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends and Interest Received		Market Value 12/31/2011
Great-West Life & Annuity Contract	10,697,085	$	9,679,937	$	3,246,615	$	2,458,014	$	—	$	228,547	$	10,697,085
Maxim American Century Growth Portfolio Initial Class	247,508		—		2,752,593		276,818		(5,542)		6,273		2,435,482
Maxim Federated Bond Portfolio Initial Class	407,308		3,976,644		1,426,020		1,009,069		99,795		143,979		4,386,701
Maxim Invesco ADR Portfolio Initial Class	170,942		1,651,627		799,597		237,976		118,667		48,847		1,794,892
Maxim Janus Large Cap Growth Portfolio Initial Class	335,423		4,412,091		2,030,788		2,517,066		429,844		375		2,482,130
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	36,429		665,477		241,540		136,098		43,053		1,252		728,204
Maxim MFS International Growth Portfolio Initial Class	187,402		1,638,368		791,455		257,035		163,948		27,053		1,800,934
Maxim MFS International Value Portfolio Initial Class	235,475		1,636,880		548,059		217,985		118,279		30,051		1,796,670
Maxim MidCap Value Portfolio Initial Class	158,228		1,407,439		439,888		171,429		151,864		12,156		1,545,891
Maxim Putnam Equity Income Portfolio Initial Class	326,681		—		3,557,596		349,292		(13,579)		29,645		3,175,341
Maxim Putnam High Yield Bond Portfolio Initial Class	317,105		1,474,609		1,406,445		273,912		56,814		148,134		2,438,538
Maxim Small-Cap Value Portfolio Initial Class	75,449		664,764		328,043		138,801		46,621		3,945		728,084
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	222,789		2,897,785		918,995		452,268		141,372		57,761		3,170,287
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	50,029		730,929		318,816		99,280		56,762		10,732		812,466
Maxim Templeton Global Bond Portfolio Initial Class	483,659		3,992,661		1,468,220		675,637		104,724		229,235		4,372,281
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	392,228		4,412,986		1,644,250		1,249,929		19,385		158,184		4,871,478
Putnam Equity Income Fund	—		2,888,325		301,873		2,864,989		428,071		10,864		—
Putnam High Yield Advantage Fund A	—		750,292		19,307		723,716		56,414		6,575		—
Putnam Multi-Cap Value Fund A	130,773		1,411,790		479,131		158,657		137,078		6,779		1,539,202

								$	2,153,570	$	1,160,387	$	48,775,666

Maxim Moderate Profile I Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	28,387,214	$28,906,851	$4,586,040	$5,761,345	$—	$655,668	$28,387,214
Maxim American Century Growth Portfolio Initial Class	1,085,822	—	12,116,376	1,200,089	(30,558)	27,537	10,684,489
Maxim Federated Bond Portfolio Initial Class	1,156,579	12,700,042	2,314,274	2,567,950	287,045	429,807	12,456,352
Maxim Invesco ADR Portfolio Initial Class	908,086	9,849,747	2,432,471	1,140,623	(116,299)	259,924	9,534,905
Maxim Janus Large Cap Growth Portfolio Initial Class	1,447,141	21,740,517	6,540,671	9,173,444	3,788,788	1,649	10,708,842
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	133,415	2,732,656	490,521	315,258	225,672	4,677	2,666,965
Maxim MFS International Growth Portfolio Initial Class	996,904	9,788,851	2,472,916	1,395,694	83,866	144,190	9,580,247
Maxim MFS International Value Portfolio Initial Class	1,255,917	9,788,306	1,335,096	736,533	508,990	160,334	9,582,646
Maxim MidCap Value Portfolio Initial Class	595,828	5,925,210	824,379	494,842	499,026	47,043	5,821,244
Maxim Putnam Equity Income Portfolio Initial Class	1,476,875	—	16,084,848	1,488,289	(83,606)	134,121	14,355,224
Maxim Putnam High Yield Bond Portfolio Initial Class	696,897	3,636,644	2,610,386	412,513	216,630	338,680	5,359,138
Maxim Small-Cap Growth Portfolio Initial Class	286,177	5,421,492	1,352,649	1,272,347	323,104	—	5,300,000
Maxim Small-Cap Value Portfolio Initial Class	275,592	2,729,744	749,180	307,644	200,088	14,711	2,659,459
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	1,006,883	14,645,129	2,087,467	1,431,979	646,057	270,255	14,327,946
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	383,960	6,328,193	1,583,471	473,242	551,719	82,769	6,235,511
Maxim Templeton Global Bond Portfolio Initial Class	1,372,633	12,751,322	2,686,678	1,696,967	477,677	675,414	12,408,607
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	1,002,339	12,684,239	2,477,183	2,845,350	120,584	424,088	12,449,050
Putnam Equity Income Fund	—	14,597,282	568,239	12,909,079	2,784,983	54,293	—
Putnam High Yield Advantage Fund A	—	1,844,809	30,898	1,701,065	200,871	16,242	—
Putnam Multi-Cap Value Fund A	491,280	5,943,520	1,007,202	414,202	501,168	25,836	5,782,370

					$11,185,805	$3,767,238	$178,300,209

Maxim Moderately Aggressive Profile I Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	11,892,473	$12,328,477	$2,496,974	$3,214,077	$—	$281,099	$11,892,473
Maxim American Century Growth Portfolio Initial Class	876,812	—	9,876,714	1,039,479	(27,397)	22,236	8,627,831
Maxim Federated Bond Portfolio Initial Class	615,538	6,878,009	1,562,090	1,828,673	145,989	233,572	6,629,346
Maxim Invesco ADR Portfolio Initial Class	803,985	8,869,102	2,292,855	1,155,371	(681)	230,082	8,441,842
Maxim Janus Large Cap Growth Portfolio Initial Class	1,174,315	17,857,153	5,420,620	8,525,447	2,278,318	1,332	8,689,928
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	165,237	3,453,116	587,777	366,473	340,374	5,836	3,303,080
Maxim MFS International Growth Portfolio Initial Class	882,466	8,811,705	2,250,522	1,285,387	209,075	127,627	8,480,499
Maxim MFS International Value Portfolio Initial Class	1,111,597	8,813,823	1,344,060	881,028	523,918	141,861	8,481,489
Maxim MidCap Value Portfolio Initial Class	860,802	8,749,896	1,118,636	763,300	763,991	68,910	8,410,039
Maxim Putnam Equity Income Portfolio Initial Class	1,163,668	—	12,897,868	1,359,533	(64,358)	105,599	11,310,856
Maxim Putnam High Yield Bond Portfolio Initial Class	518,395	2,757,296	2,156,545	611,867	114,725	256,376	3,986,457
Maxim Small-Cap Growth Portfolio Initial Class	213,301	4,110,541	1,002,881	732,764	507,852	—	3,950,330
Maxim Small-Cap Value Portfolio Initial Class	341,895	3,449,428	928,201	380,020	296,528	18,299	3,299,282
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	794,394	11,797,778	1,488,387	1,122,028	554,333	217,158	11,304,225
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	273,347	4,578,661	1,052,131	332,384	380,181	58,855	4,439,151
Maxim Templeton Global Bond Portfolio Initial Class	729,719	6,905,744	1,703,465	1,240,477	315,116	363,263	6,596,656
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	533,389	6,869,443	1,647,280	1,987,057	47,109	230,221	6,624,695
Putnam Equity Income Fund	—	11,759,261	582,977	10,840,459	1,919,420	44,241	—
Putnam High Yield Advantage Fund A	—	1,398,602	26,160	1,324,901	119,759	12,361	—
Putnam Multi-Cap Value Fund A	711,328	8,776,935	1,322,951	604,251	721,981	37,394	8,372,336

					$9,146,233	$2,456,322	$132,840,515

Maxim Aggressive Profile I Portfolio
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Maxim American Century Growth Portfolio Initial Class	559,727	$—	$6,306,491	$640,627	$(30,615)	$14,176	$5,507,713
Maxim Invesco ADR Portfolio Initial Class	557,338	6,243,045	1,708,963	1,134,260	(147,851)	159,531	5,852,054
Maxim Janus Large Cap Growth Portfolio Initial Class	749,706	11,561,030	3,336,976	6,229,939	675,062	849	5,547,827
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	129,386	2,735,324	379,388	282,562	195,587	4,588	2,586,426
Maxim MFS International Growth Portfolio Initial Class	610,933	6,192,849	1,633,670	1,218,366	(34,118)	88,335	5,871,066
Maxim MFS International Value Portfolio Initial Class	771,324	6,204,124	1,171,199	816,219	473,605	98,476	5,885,200
Maxim MidCap Value Portfolio Initial Class	608,551	6,268,629	622,995	953,887	(8,442)	49,179	5,945,546
Maxim Putnam Equity Income Portfolio Initial Class	668,440	—	7,328,656	650,911	(40,394)	60,692	6,497,237
Maxim Small-Cap Growth Portfolio Initial Class	174,074	3,391,760	679,289	653,355	219,424	—	3,223,847
Maxim Small-Cap Value Portfolio Initial Class	267,975	2,732,406	643,342	247,456	203,215	14,227	2,585,955
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	456,276	6,871,619	813,160	719,212	243,117	126,330	6,492,814
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	186,531	3,169,486	614,371	211,845	191,088	40,111	3,029,264
Putnam Equity Income Fund	—	6,849,185	410,748	6,375,312	1,126,625	25,971	—
Putnam Multi-Cap Value Fund A	504,145	6,294,853	736,411	740,324	23,862	26,061	5,933,787

					$3,090,165	$708,526	$64,958,736

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Maxim Conservative Profile I Portfolio	$13,526,804	$8,849,563
Maxim Moderately Conservative Profile I Portfolio	22,719,230	16,421,540
Maxim Moderate Profile I Portfolio	64,350,945	58,924,263
Maxim Moderately Aggressive Profile I Portfolio	51,759,094	48,741,211
Maxim Aggressive Profile I Portfolio	26,385,659	23,964,439

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2011 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Unrealized Appreciation/ (Depreciation)
Maxim Conservative Profile I Portfolio	$39,296,657	$445,513	$7,699,714	$(7,254,201)
Maxim Moderately Conservative Profile I Portfolio	62,532,896	757,355	14,514,585	(13,757,230)
Maxim Moderate Profile I Portfolio	235,988,088	3,782,769	61,470,648	(57,687,879)
Maxim Moderately Aggressive Profile I Portfolio	197,888,183	1,889,429	66,937,097	(65,047,668)
Maxim Aggressive Profile I Portfolio	98,810,590	923,967	34,775,821	(33,851,854)

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

Maxim Conservative Profile I Portfolio	2011	2010
Distributions paid from:
Return of capital	$59,119	$-
Ordinary income	726,873	576,261
Long-term capital gain	1,187,168	4,536,182

	$1,973,160	$5,112,443

Maxim Moderately Conservative Profile I Portfolio	2011	2010
Distributions paid from:
Ordinary income	$816,203	$661,440
Long-term capital gain	2,800,579	5,733,202

	$3,616,782	$6,394,642

Maxim Moderate Profile I Portfolio	2011	2010
Distributions paid from:
Ordinary income	$2,750,495	$2,260,821
Long-term capital gain	13,926,403	15,488,166

	$16,676,898	$17,748,987

Maxim Moderately Aggressive Profile I Portfolio	2011	2010
Distributions paid from:
Return of capital	$17,168	$-
Ordinary income	1,978,027	1,646,307
Long-term capital gain	10,356,345	10,222,428

	$12,351,540	$11,868,735

Maxim Aggressive Profile I Portfolio	2011	2010
Distributions paid from:
Return of capital	$5,874	$-
Ordinary income	536,913	381,874
Long-term capital gain	4,234,539	1,486,885

	$4,777,326	$1,868,759

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Maxim Conservative Profile I Portfolio
Undistributed ordinary income	$-
Undistributed capital gains	-

Net accumulated earnings	0

Net unrealized appreciation on investments	(7,254,201)
Capital loss carryforwards	-
Post-October losses	(629)

Tax composition of capital	$(7,254,830)

Maxim Moderately Conservative Profile I Portfolio
Undistributed ordinary income	$165,641
Undistributed capital gains	39,563

Net accumulated earnings	205,204

Net unrealized appreciation on investments	(13,757,230)
Capital loss carryforwards	-
Post-October losses	(263)

Tax composition of capital	$(13,552,289)

Maxim Moderate Profile I Portfolio
Undistributed ordinary income	$416,215
Undistributed capital gains	490,181

Net accumulated earnings	906,396

Net unrealized appreciation on investments	(57,687,879)
Capital loss carryforwards	-
Post-October losses	(7,213)

Tax composition of capital	$(56,788,696)

Maxim Moderately Aggressive Profile I Portfolio
Undistributed ordinary income	$-
Undistributed capital gains	-

Net accumulated earnings	0

Net unrealized appreciation on investments	(65,047,668)
Capital loss carryforwards	-
Post-October losses	(14,005)

Tax composition of capital	$(65,061,673)

Maxim Aggressive Profile I Portfolio
Undistributed ordinary income	$-
Undistributed capital gains	-

Net accumulated earnings	0

Net unrealized appreciation on investments	(33,851,854)
Capital loss carryforwards	-
Post-October losses	(9,440)

Tax composition of capital	$(33,861,294)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Portfolio. For the year ended December 31, 2011 the Portfolios reclassified the following permanent book and tax differences: Maxim Conservative Profile I reclassified $67,511 from undistributed net investment income and $59,119 from paid-in capital to accumulate net realized loss on investments, Maxim Moderate Profile I reclassified $34 from undistributed net investment income to accumulated net realized loss on investments, Maxim Moderately Aggressive Profile I reclassified $149,653 from undistributed net investment income and $17,168 from paid-in capital to accumulated net realized loss on investments, Maxim Aggressive Profile I reclassified $5,874 from paid-in capital and $95,351 from accumulated net realized loss to undistributed net investment income.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2011 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. For the year ended December 31, 2011, the Portfolios did not utilize any capital loss carryforwards and did not have any available for federal income tax purposes.

6. TAX INFORMATION (unaudited)

The Portfolios intend to pass through foreign tax credits and have derived gross income from sources within foreign countries.

	Foreign Tax Credits	Gross Income from Foreign Countries

Maxim Conservative Profile I Portfolio	$6,336	$77,932
Maxim Moderately Conservative Profile I Portfolio	15,162	186,519
Maxim Moderate Profile I Portfolio	80,675	992,597
Maxim Moderately Aggressive Profile I Portfolio	71,417	878,676
Maxim Aggressive Profile I Portfolio	49,505	609,102

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Maxim Conservative Profile I Portfolio	9%
Maxim Moderately Conservative Profile I Portfolio	14%
Maxim Moderate Profile I Portfolio	20%
Maxim Moderately Aggressive Profile I Portfolio	28%
Maxim Aggressive Profile I Portfolio	64%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Maxim Conservative Profile I Portfolio, Maxim Moderately Conservative Profile I Portfolio, Maxim Moderate Profile I Portfolio, Maxim Moderately Aggressive Profile I Portfolio, and Maxim Aggressive Profile I Portfolio, five of the portfolios constituting of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the Maxim Conservative Profile I Portfolio, Maxim Moderately Conservative Profile I Portfolio, Maxim Moderate Profile I Portfolio, Maxim Moderately Aggressive Profile I Portfolio, and Maxim Aggressive Profile I Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments valued at $7,200,794 (22% of net assets) for Maxim Conservative Profile I Portfolio, $10,697,085 (22% of net assets) for Maxim Moderately Conservative Profile I Portfolio, $28,387,214 (16% of net assets) for Maxim Moderate Profile I Portfolio, and $11,892,473 (9% of net assets) for Maxim Moderately Aggressive Profile I Portfolio, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2012

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*

Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) 2011	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*

Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers

Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer &

Treasurer

2008 (as Treasurer and

Investment Operations

Compliance Officer)

2010 (as Chief Financial

Officer, Treasurer, and

Investment Operations

Compliance Officer)

2011 (as Chief Financial

Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c)

The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant’s shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant’s management, the registrant’s adviser and the registrant’s auditors determined the registrant’s and the adviser’s procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant’s and the adviser’s processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12. EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer and Treasurer

Date:	February 28, 2012